Other Investments - current - Summary of Other Investments current (Detail) - ReclassifyingToIFRS9Category [member] ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [line items]
Investments - measured at Fair value through Other Comprehensive Income	₨ 9.2	$ 0.1	₨ 3,035.3
Investments - measured at Fair value through profit or loss	11,919.0	172.4	16,007.5
Investments - measured at amortized cost	77,455.1	1,120.0	127,594.7
Total (a+b+c)	89,383.3	1,292.5	146,637.5
AFS			146,637.5
Loans and Receivables			0.0
Unquoted equity investments at Cost			0.0
Unquoted equity investments at FVTPL			0.0
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through Other Comprehensive Income	9.2	0.1	3,035.3
Mutual funds [Member]
Disclosure of financial assets [line items]
Investments - measured at Fair value through profit or loss	11,919.0	172.4	16,007.5
Money market funds [member]
Disclosure of financial assets [line items]
Investments - measured at amortized cost	₨ 77,455.1	$ 1,120.0	127,594.7
Investments - FVTOCI [Member]
Disclosure of financial assets [line items]
AFS			3,035.3
Loans and Receivables			0.0
Unquoted equity investments at Cost			0.0
Unquoted equity investments at FVTPL			0.0
Investments - FVTOCI [Member] | Quoted equity shares [Member]
Disclosure of financial assets [line items]
AFS			3,035.3
Loans and Receivables			0.0
Unquoted equity investments at Cost			0.0
Unquoted equity investments at FVTPL			0.0
Investments - FVTPL [Member]
Disclosure of financial assets [line items]
AFS			16,007.5
Loans and Receivables			0.0
Unquoted equity investments at Cost			0.0
Unquoted equity investments at FVTPL			0.0
Investments - FVTPL [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
AFS			16,007.5
Loans and Receivables			0.0
Unquoted equity investments at Cost			0.0
Unquoted equity investments at FVTPL			0.0
Financial assets at amortized cost, class [Member]
Disclosure of financial assets [line items]
AFS			127,594.7
Loans and Receivables			0.0
Unquoted equity investments at Cost			0.0
Unquoted equity investments at FVTPL			0.0
Financial assets at amortized cost, class [Member] | Money market funds [member]
Disclosure of financial assets [line items]
AFS			127,594.7
Loans and Receivables			0.0
Unquoted equity investments at Cost			0.0
Unquoted equity investments at FVTPL			₨ 0.0